Reverse Takeover Transaction - Summary of Acquisition Costs (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020 shares
Schyan Exploration, Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	200,000